Commitments and Contingencies (Details) - Schedule of Unrecognized Purchase Commitments - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Long-Term Purchase Commitment [Line Items]
Gross Commitment	$ 166,009		$ 166,009	$ 166,009
Unrecorded unconditional purchase obligation, recognized in current period	8,248	$ 7,410	17,095	28,927	$ 4,422
Remaining Commitment	128,834		137,082	137,082
Joint Development Agreements, Paid In Cash [Member]
Long-Term Purchase Commitment [Line Items]
Gross Commitment	70,000		70,000	70,000
Unrecorded unconditional purchase obligation, recognized in current period	3,438	3,121	6,536	11,868	2,211
Remaining Commitment	54,694		58,132	58,132
Joint Development Agreements, Paid In Share-Based Payments [Member]
Long-Term Purchase Commitment [Line Items]
Gross Commitment	70,000		70,000	70,000
Unrecorded unconditional purchase obligation, recognized in current period	3,438	3,121	6,536	11,868	2,211
Remaining Commitment	54,694		58,132	58,132
Cash [Member] | Asset Purchase Commitment [Member]
Long-Term Purchase Commitment [Line Items]
Gross Commitment	26,009		26,009	26,009
Unrecorded unconditional purchase obligation, recognized in current period	1,372	$ 1,168	4,023	5,191
Remaining Commitment	$ 19,446		$ 20,818	$ 20,818